TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade receivables

		Consolidated
	12/31/2023	12/31/2022
Trade receivables
Third parties
Domestic market	1,525,773	1,636,804
Foreign market	1,801,677	1,720,056
	3,327,450	3,356,860
Estimated losses on doubtful debts	(226,053)	(232,830)
	3,101,397	3,124,030
Related parties (Note 22 b)	168,367	109,134
	3,269,764	3,233,164

Schedule of gross accounts receivable from third party customers

		Consolidated
	12/31/2023	12/31/2022
Current	2,938,483	2,934,057
Past-due up to 30 days	129,846	163,959
Past-due up to 180 days	36,568	54,452
Past-due over 180 days	222,553	204,392
	3,327,450	3,356,860

Schedule of changes in expected credit losses

		Consolidated
	12/31/2023	12/31/2022
Opening balance	(232,830)	(236,927)
Loss estimated	(2,959)	(87)
Recovery and write-offs of receivables	9,736	13,197
Consolidation in the acquisition of companies		(9,013)
Closing balance	(226,053)	(232,830)